PROPERTY AND EQUIPMENT (Details Narrative) - HKD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Depreciation	$ 2,395	$ 703	$ 60,910
Freight App Inc [Member]
Depreciation	$ 16,130	$ 14,230